Investment in Unconsolidated Entities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity and cost method investments
Capital contributions, loans and advances	$ 21,543	$ 25,067
Cumulative share of income	1,050,618	958,635
Cumulative share of distributions	(907,509)	(825,261)
Equity method investments	164,652	158,441
Cost method investments	15,269	15,269
Investments in unconsolidated entities	179,921	173,710	197,922
Equity in earnings of unconsolidated entities	92,867	82,538	98,074
Los Angeles SMSA Limited Partnership
Equity and cost method investments
Equity in earnings of unconsolidated entities	67,200	55,300	64,800
Ownership interest in equity method investment	5.50%	5.50%	5.50%
Aggregate equity method investments
Equity method investments, combined assets
Current	477,673	435,732
Due from affiliates	298,707	199,167
Property and other	1,951,887	1,988,331
Total assets	2,728,267	2,623,230
Equity method investments, combined liabilities and equity
Current liabilities	353,044	304,742
Deferred credits	84,672	82,371
Long-term liabilities	33,856	36,056
Long-term capital lease obligations	405	234
Partners' capital and stockholders' equity	2,256,290	2,199,827
Total liabilities and equity	2,728,267	2,623,230
Equity method investments, combined income statements
Revenues	5,825,150	5,540,220	4,971,525
Operating expenses	4,381,731	4,301,758	3,567,131
Operating income	1,443,419	1,238,462	1,404,394
Other income (expense), net	7,190	960	36,168
Net income	$ 1,450,609	$ 1,239,422	$ 1,440,562